As filed with the Securities and Exchange Commission on December  29, 2008
                                    Investment Company Act File Number 811-6152

                                          UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            FORM N-Q

                           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                            REGISTERED MANAGEMENT INVESTMENT COMPANY


                          New Jersey Daily Municipal Income Fund, Inc.

                        (Exact name of registrant as specified in charter)

                                        600 Fifth Avenue
                                       New York, NY 10020
                  (Address of principal executive offices)    (Zip code)

                                         Christine Manna
                             c/o Reich & Tang Asset Management, LLC
                                        600 Fifth Avenue
                                    New York, New York 10020
                             (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2008
(UNAUDITED)
================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity   Interest     Value               Standard
   Amount                                                                         Date       Rate      (Note 1)     Moody's & Poor's
   ------                                                                         ----       ----      -------      -------   ------
Put Bond (b) (10.61%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental IDRB
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25%  $  5,730,000      P-1      A-1+
-----------                                                                                         ------------
  5,730,000   Total Put Bond                                                                           5,730,000
-----------                                                                                         ------------

Tax Exempt Commercial Paper (5.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   New Jersey EDA Exempt Facility RB, Keystone-1992 Project
              LOC BNP Paribas                                                   11/06/08     3.55%  $  3,000,000     VMIG-1    A-1+
-----------                                                                                         ------------
  3,000,000   Total Tax Exempt Commercial Paper                                                        3,000,000
-----------                                                                                         ------------

Tax Exempt General Obligation Notes & Bonds (c)(28.54% )
------------------------------------------------------------------------------------------------------------------------------------
$ 1,586,400   Board of Education of the Borough of Paramus,
              County of Bergen, NJ                                              06/05/09     2.20%  $  1,593,741
  2,500,000   Board of Education of the Borough of Ramsey,
              County of Bergen, NJ                                              07/30/09     2.25      2,513,643
  2,364,000   Board of Education of the Township of Readington,
              County of Hunterdon, NJ                                           07/16/09     2.10      2,370,510
  1,650,000   City of Summit County of Union, NJ BAN                            02/06/09     1.94      1,651,328
  3,505,408   Fairview, NJ BAN                                                  02/20/09     1.24      3,513,382
  2,510,000   Township of Andover County of Sussex, NJ BAN                      06/12/09     2.15      2,518,996
  1,244,909   Township of Bedminster County of Somerset, NJ BAN                 06/26/09     2.20      1,251,230
-----------                                                                                         ------------
 15,360,717   Total Tax Exempt General Obligation Notes & Bonds                                       15,412,830
-----------                                                                                         ------------

Tax Exempt Variable Rate Demand Instruments (d) (51.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006 (e)
              Collaterized by Federal National Mortgage Association             04/15/36     1.40%  $    900,000               A-1+
  3,000,000   City of New York, GO Bonds Fiscal 2006 Series I Subseries I-8
              LOC Bank of America, N.A.                                         04/01/36     1.40      3,000,000     VMIG-1    A-1+
  1,500,000   County of Douglas, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (e)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     1.92      1,500,000               A-1+
  2,180,000   County of Medina, OH IDRB
              (Three D Metals Inc. Project) - Series 1998 (c) (e)
              LOC Charter One Bank, N.A                                         12/01/18     2.85      2,180,000
  1,515,000   Delaware River Port Authority, NJ Revenue Refunding Bonds
              - Series 2008 B
              LOC TD BankNorth, N.A.                                            01/01/26     1.82      1,515,000     VMIG-1    A-1+
  2,000,000   Eagle Tax-Exempt Trust - J Series 20060107 Class A Certificates
              (Related to the Port Authority of New York and New Jersey (e)
              Consolidated Bonds 143rd Series)                                  04/01/36     1.92      2,000,000               A-1+
    900,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project)-Series 2006 (e)
              LOC Branch Banking & Trust Co.                                    07/01/26     1.95        900,000      P-1      A-1+
    570,000   Michigan Strategic Fund Limited Obligation RB
              (Gudel Lineartec Inc. Project) - Series 1997 (c) (e)
              LOC Fifth Third Bank                                              06/01/12     2.34        570,000
  2,150,000   New Jersey EDA Economic Development Bond
              (Campus 130 Associaties - 1984 Project) (e)
              LOC Bank of New York Mellon                                       12/01/11     1.80      2,150,000      P-1      A-1+
  1,000,000   New Jersey EDA Industrial Development Refunding RB
              (Genlyte Union County Project) - Series 1990
              LOC Bank of America, N.A.                                         10/15/09     1.65      1,000,000      P-1
  2,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     1.90      2,000,000               A-1
     90,000   New Jersey EDA IDRB (Kooltronic Inc. Project) (e)
              LOC Wachovia Bank, N.A.                                           12/01/08     2.43         90,000      P-1      A-1+
    800,000   New Jersey EDA Pollution Control Revenue Refunding Bonds
              (Exxon Project) - Series 1989                                     04/01/22     0.45        800,000      P-1      A-1+
    100,000   New Jersey EDA, Thermal Energy Facilities RB
              (Marina Energy LLC Project) - Seres 2001A (e)
              LOC Wachovia Bank, N.A.                                           09/01/31     2.75        100,000     VMIG-1    A-1
    750,000   New Jersey EDA RB (Applewood Estates Project) - Series 2005B
              LOC TD BankNorth, N.A.                                            10/01/35     1.75        750,000     VMIG-1    A-1+
  1,500,000   New Jersey EDA Revenue Refunding Bonds
              (Crane's Mill Project) - Series 2005B
              LOC TD BankNorth, N.A.                                            06/01/27     1.82      1,500,000               A-1+
  1,950,000   New Jersey EDA School Facilities Construction Bonds
              2006 Series R - Sub-Series - R-1
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     1.00      1,950,000     VMIG-1    A-1+
    220,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1994B                        02/01/19     1.63        220,000               A-1
    550,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1996A                        02/01/26     1.63        550,000               A-1
  1,745,000   New Jersey Educational Facilities Authority RB
              (Princeton University) - Series 2002B                             07/01/22     0.80      1,745,000     VMIG-1    A-1+
    100,000   New Jersey Health Care Facilities Financing Authority RB
              (AtlantiCare Regional Medical Center) - Series 2005 A1
              LOC Wachovia Bank, N.A.                                           07/01/30     3.48        100,000     VMIG-1    A-1+
    300,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) Series 2003A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/33     1.30        300,000     VMIG-1    A-1+
    200,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) Series 2003B
              LOC Bank of America, N.A.                                         07/01/33     1.30        200,000     VMIG-1    A-1
  1,500,000   New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     1.36      1,500,000     VMIG-1    A-1+
    400,000   Union County, NJ PCFA Pollution Control Revenue Refunding
              Bonds (Exxon Project) - Series 1989                               10/01/24     0.45        400,000      P-1      A-1+
-----------                                                                                         ------------
 27,920,000   Total Tax Exempt Variable Rate Demand Instruments                                       27,920,000
-----------                                                                                         ------------
              Total Investments (96.40%) (Amortized cost $ 52,062,830*)                               52,062,830
              Cash and other assets, net of liabilities (3.60%)                                        1,942,390
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 54,005,220
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 36,332,854 shares outstanding                                         $       1.00
                                                                                                    ============
              Class B Shares, 17,678,426 shares outstanding                                         $       1.00
                                                                                                    ============

              *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date for the put bonds indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

Note 1 - Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant  unobservable inputs (including the fund's own assumptions
          used to   determine  the   fair value of  investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The  following   table   summarizes  the inputs used to   value the Money Market
Portfolio's net assets as of October 31, 2008:

   Valuation Inputs                             Investment in Securities
   ----------------                             -------------------------
   Level 1 - Quoted Prices                           $         -0-
   Level 2 - Other Significant Observable Inputs        52,062,830
   Level 3 - Significant Unobservable Inputs                   -0-
                                                     -------------
   Total                                             $  52,062,830
                                                     =============

KEY:
     BAN      =   Bond Anticipation Note                      LOC        =   Letter of Credit
     EDA      =   Economic Development Authority              PCFA       =   Pollution Control Finance Authority
     GO       =   General Obligation                          RB         =   Revenue Bond
     IDRB     =   Industrial Development Revenue Bond

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through April 30, 2009 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Item 2:    Controls and Procedures

(a) The registrants Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrants disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrants internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

                                /s/ Christine Manna
By (Signature and Title)*____________________________________________________
                                    Christine Manna, Secretary

Date: December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  December 23, 2008

                              /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  December 22, 2008

* Print the name and title of each signing officer under his or her signature.